Deferred purchase price - Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred purchase price.
Opening balance	$ 1,207,682	$ 7,619,581
Change in fair value	1,669,197	(727,134)
Issuance of shares	(179,060)	(306,936)
Settlements		(5,377,829)
Ending balance	$ 2,697,819	$ 1,207,682